Property, Plant and Equipment (Schedule Of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	$ 3,874	[1]	$ 4,095
Additions	1,001		2,499
Disposals	(1,343)		(2,189)
Depreciation, property, plant and equipment	(640)		(615)
Foreign exchange	(25)		84
Net book value, ending balance	2,867		3,874	[1]
Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	183		214
Additions	155		55
Disposals			(11)
Depreciation, property, plant and equipment	(100)		(104)
Foreign exchange	(8)		29
Net book value, ending balance	230		183
Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,187		1,270
Additions	373		233
Disposals
Depreciation, property, plant and equipment	(333)		(338)
Foreign exchange	(9)		22
Net book value, ending balance	1,218		1,187
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	204		182
Additions	58		91
Disposals	(1)		(2)
Depreciation, property, plant and equipment	(90)		(97)
Foreign exchange	(4)		30
Net book value, ending balance	167		204
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	352		308
Additions	290		117
Disposals
Depreciation, property, plant and equipment	(117)		(76)
Foreign exchange	(4)		3
Net book value, ending balance	521		352
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,948		2,121
Additions	125		2,003
Disposals	(1,342)		(2,176)
Depreciation, property, plant and equipment
Foreign exchange
Net book value, ending balance	731		1,948
Total Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	13,535
Net book value, ending balance	12,924		13,535
Total Cost [member] | Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	3,604
Net book value, ending balance	3,712		3,604
Total Cost [member] | Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	5,648
Net book value, ending balance	5,889		5,648
Total Cost [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	558
Net book value, ending balance	548		558
Total Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,777
Net book value, ending balance	2,044		1,777
Total Cost [member] | Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	1,948
Net book value, ending balance	731		1,948
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(9,661)
Net book value, ending balance	(10,057)		(9,661)
Accumulated depreciation and amortisation [member] | Plant And Test Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(3,421)
Net book value, ending balance	(3,482)		(3,421)
Accumulated depreciation and amortisation [member] | Furniture And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(4,461)
Net book value, ending balance	(4,671)		(4,461)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(354)
Net book value, ending balance	(381)		(354)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance	(1,425)
Net book value, ending balance	(1,523)		(1,425)
Accumulated depreciation and amortisation [member] | Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value, beginning balance
Net book value, ending balance

[1]	Restated (Note 5)